Related Party Disclosures - Related Party Transactions (Details) - Key Management Personnel - EUR (€) € in Thousands	3 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Disclosure of transactions between related parties [line items]
Short-term employee benefits	€ 3,937	€ 4,379
Long-term employee benefits		62
Post-employment benefits	278	189
Share-based compensation expenses	2,952
Key management personnel compensation, Total	€ 7,167	€ 4,631